Insurance (Details 6) (Annuity Contract [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Age	Dec. 31, 2010 Age
Return of Net Deposits [Member] | Guaranteed Death Benefits [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value in event of death	$ 60,935	$ 55,753
Net amount at risk in event of death	8,912	6,194
Average attained age of contract holders	62	62
Return of Net Deposits [Member] | Guaranteed Annuitization Benefits [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Average attained age of contract holders	66	67
Separate account value at annuitization	486	390
Net amount at risk at annuitization	404	289
Anniversary Contract Value Or Minimum Return [Member] | Guaranteed Death Benefits [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value in event of death	102,910	92,041
Net amount at risk in event of death	7,729	5,297
Average attained age of contract holders	63	62
Anniversary Contract Value Or Minimum Return [Member] | Guaranteed Annuitization Benefits [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Average attained age of contract holders	62	61
Separate account value at annuitization	71,934	55,668
Net amount at risk at annuitization	11,735	6,373
Two Tier Annuities [Member] | Guaranteed Annuitization Benefits [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Average attained age of contract holders	60	62
General account value	386	280
Net amount at risk at annuitization	$ 60	$ 49